UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2012

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


<page


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$ 2,089,500
List of Other Included Managers:

No.	13F File Number	Name

None

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       86483   1261423 SH     SOLE                 307424     0   953999
Ace Ltd                          shs           H0023R105       54908    726301 SH     SOLE                 199406     0   526895
Amgen Inc.                       com           031162100       50478    598865 SH     SOLE                 153420     0   445445
Apache Corp.                     com           037411105       47327    547325 SH     SOLE                 135632     0   411693
Apple Computer                   com           037833100         382       572 SH     SOLE                    455     0      117
Berkshire Hathaway Inc.          cl a          084670108        2654        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         317     20000 SH     SOLE                  20000     0        0
Calpine Corp.                    com new       131347304       65248   3771577 SH     SOLE                 922594     0  2848983
Cameron International Corp.      com           13342b105       60150   1072762 SH     SOLE                 267631     0   805131
Chevron Corp.                    com           166764100       51481    441671 SH     SOLE                 114392     0   327279
Church & Dwight Co.              com           171340102       25780    477487 SH     SOLE                 154196     0   323291
Comcast Corp. Special Cl A       cl a spl      20030N200       87724   2520071 SH     SOLE                 614248     0  1905823
Covidien PLC                     shs           g2554f113       83133   1399075 SH     SOLE                 326965     0  1072110
CSX Corp.                        com           126408103       21614   1041637 SH     SOLE                 251129     0   790508
CVS Caremark Corp.               com           126650100       79590   1643744 SH     SOLE                 392932     0  1250812
Devon Energy Corp.               com           25179M103       20649    341299 SH     SOLE                  85018     0   256281
Dresser-Rand Group Inc           com           261608103       52683    955956 SH     SOLE                 230371     0   725585
EMC Corporation                  com           268648102        2383     87391 SH     SOLE                      0     0    87391
Express Scripts Holding Company  com           30219g108       59581    951317 SH     SOLE                 220325     0   730992
Ford Motor Co.                   com par $0.01 345370860       50968   5169180 SH     SOLE                1251702     0  3917478
Goldman Sachs Group Inc.         com           38141G104       50630    445372 SH     SOLE                 102604     0   342768
Halliburton Co.                  com           406216101       54633   1621628 SH     SOLE                 387756     0  1233872
Honeywell International Inc      com           438516106       35424    592871 SH     SOLE                 175634     0   417237
International Business Machines Ccom           459200101       51732    249373 SH     SOLE                  60514     0   188859
JPMorgan Chase & Co.             com           46625H100       50863   1256489 SH     SOLE                 297829     0   958660
Kinder Morgan Inc.               com           49456b101       69813   1965466 SH     SOLE                 485429     0  1480037
Kohls Corp                       com           500255104       45657    891397 SH     SOLE                 218859     0   672538
Lowe's Cos., Inc.                com           548661107       62688   2073004 SH     SOLE                 518361     0  1554643
MasterCard Inc. Class A          cl a          57636q104       45017     99709 SH     SOLE                  24269     0    75440
MetLife Inc.                     com           59156R108       67261   1951862 SH     SOLE                 470079     0  1481783
Nuveen Municipal Opportunity Fundcom           670984103         297     19000 SH     SOLE                  19000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         321     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       48602   1544897 SH     SOLE                 383458     0  1161439
Praxair Inc.                     com           74005P104       45176    434886 SH     SOLE                 103291     0   331595
Royal Dutch Shell PLC-ADR A      spons adr a   780259206       29727    428278 SH     SOLE                  73823     0   354455
The Mosaic Company               com           61945c103       48595    843522 SH     SOLE                 199657     0   643865
Thermo Fisher Scientific Inc.    com           883556102       70714   1202006 SH     SOLE                 286928     0   915078
Tyco International Ltd.          shs           h89128104       83690   1487551 SH     SOLE                 353800     0  1133751
United Parcel Service- Cl B      cl b          911312106       52234    729837 SH     SOLE                 175538     0   554299
United Technologies Corp.        com           913017109       50966    650995 SH     SOLE                 160176     0   490819
UnitedHealth Group Inc.          com           91324P102       57951   1045865 SH     SOLE                 258588     0   787277
Verizon Communications           com           92343v104         228      5000 SH     SOLE                      0     0     5000
Wabco Holdings Inc.              com           92927k102       25063    434602 SH     SOLE                 102093     0   332509
Wells Fargo & Co.                com           949746101       64231   1860141 SH     SOLE                 450126     0  1410015
Wyndham Worldwide Corp.          com           98310W108       74452   1418683 SH     SOLE                 355303     0  1063380